Income Tax (Tables)	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax
The components of the provision for income tax are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Current	(377)	(2,180)	(1,412)	(3,342)
Deferred	(1,915)	577	(2,677)	6,013
Income tax (expense) recovery	(2,292)	(1,603)	(4,089)	2,671